Loans and borrowings - Details of Individual Loans (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	May 03, 2017
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	€ 21.4		€ 3.3
Total non-current loans and borrowings	1,742.9		1,395.1
Borrowings	1,764.3	€ 1,373.3	1,398.4
Gross | Syndicated loans
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	23.4		5.1
Total non-current loans and borrowings	1,351.8		1,004.4
Gross | 2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	400.0		400.0
Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	10.9		11.1
Deferred borrowing costs | 2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Borrowings				€ 9.8
Less than one year | Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Total current loans and borrowings	(2.0)		(1.8)
2 to 5 years | Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	(7.9)		(7.2)
More than five years | Deferred borrowing costs
Disclosure of detailed information about borrowings [line items]
Total non-current loans and borrowings	€ (1.0)		€ (2.1)